Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549                                         November 14, 1995


                             Rule 24F-2 notice for
                      Cardinal Government Obligations Fund

                      1933 Act registration number 33-1613

        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant, Cardinal Government Obligations Fund, hereby advises as follows:

                1. The fiscal year for which this notice is filed is the year ended September 30, 1995.

                2. The number of securities of the same class registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remain unsold at the beginning of said fiscal year is none.

                3. The number of such securities registered during said fiscal year other than pursuant to Rule 24f-2 is 3,915,809.

                4. The number of such securities sold during said fiscal year is 669,572. *

                5. The number of such securities sold during said fiscal year in reliance upon registration pursuant to Rule 24f-2 is 433,464. *

* Calculation of filing fee does not include 908,617 shares issued in reinvestment of dividends.


                                               Number           Aggregate
                                             of shares         sales price
                                             ---------         -----------
Shares of Beneficial Interest,
without par value, sold
during the fiscal year ended
September 30, 1995                             433,464          $3,435,415

Aggregate Redemption Price of
Shares of Beneficial Interest
redeemed during the fiscal year
ended September 30, 1995                    (4,320,495)       ($34,766,465)

Aggregate Redemption Price
previously applied pursuant to
Rule 24e-2(a)                                        0                  $0


                                                 Number             Aggregate
                                               of shares           sales price
                                               ---------           -----------
Net Aggregate Sales Price                     (3,887,031)         ($31,331,050)

Amount of filing fee at 1/29 of
one percent of Aggregate Net
Sales Price                                                              $0.00


                                       Cardinal Government Obligations Fund


                                       By /S/ J. M. Schrack
                                          ---------------------------------
                                          J. M. Schrack, Treasurer